FAS P1 09/20

SUPPLEMENT DATED SEPTEMBER 1, 2020

TO THE PROSPECTUS DATED MAY 1, 2020

OF

FRANKLIN CONSERVATIVE ALLOCATION FUND

FRANKLIN MODERATE ALLOCATION FUND

FRANKLIN GROWTH ALLOCATION FUND

(each a series of Franklin Fund Allocator Series)

The Prospectus is amended as follows:

I.   Effective September 1, 2020, the MSCI All Country World Index-NR (net of taxes on dividends) and the Linked Franklin Conservative Allocation Fund Benchmark-NR replaced the MSCI All Country World Index (gross of taxes on dividends) and the Custom Franklin Conservative Allocation Fund Index for the Franklin Conservative Allocation Fund.

The “Franklin Conservative Allocation Fund Summary – Performance – Average Annual Total Returns” table on page 11 is revised to add the following:

	1 Year	5 Years	10 Years
MSCI All Country Word Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding)[1]	26.60%	8.41%	8.79%
Linked Franklin Conservative Allocation Fund Index-NR (MSCI All Country World (net of taxes on dividends) and Bloomberg Barclays Multiverse) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding for MSCI All Country World)[1]	14.78%	5.00%	6.03%

1. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends) than the MSCI All Country World Index (gross of taxes on dividends).

II.   Effective September 1, 2020, the MSCI All Country World Index-NR (net of taxes on dividends) and the Linked Franklin Moderate Allocation Fund Benchmark-NR replaced the MSCI All Country World Index (gross of taxes on dividends) and the Custom Franklin Moderate Allocation Fund Index for the Franklin Moderate Allocation Fund.

The “Franklin Moderate Allocation Fund Summary – Performance – Average Annual Total Returns” table on page 22 is revised to add the following:

	1 Year	5 Years	10 Years
MSCI All Country Word Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding)[1]	26.60%	8.41%	8.79%
Linked Franklin Moderate Allocation Fund Index-NR (MSCI All Country World (net of taxes on dividends) and Bloomberg Barclays Multiverse) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding for MSCI All Country World)[1]	18.67%	6.19%	7.41%

1. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends).

III.   Effective September 1, 2020, the MSCI All Country World Index-NR (net of taxes on dividends) and the Linked Franklin Growth Allocation Fund Benchmark-NR replaced the MSCI All Country World Index (gross of taxes on dividends) and the Custom Franklin Growth Allocation Fund Index for the Franklin Growth Allocation Fund.

 The “Franklin Growth Allocation Fund Summary – Performance – Average Annual Total Returns” table on page 32 is revised to add the following:

	1 Year	5 Years	10 Years
MSCI All Country Word Index-NR (net of taxes on dividends) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding)[1]	26.60%	8.41%	8.79%
Linked Franklin Growth Allocation Fund Index-NR (MSCI All Country World (net of taxes on dividends) and Bloomberg Barclays Multiverse) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding for MSCI All Country World)[1]	22.62%	7.32%	9.03%

1. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends).

Please keep this supplement with your prospectus for future reference.

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